Consolidated Statements of Changes in Stockholders Equity and Members Deficiency - USD ($) $ in Thousands	Total	Capital Unit, Class C [Member]	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Capital Units [Member] Capital Unit, Class A [Member]	Capital Units [Member] Capital Unit, Class B [Member]	Capital Units [Member] Capital Unit, Class C [Member]	Members Deficiency [Member]
Balance at Dec. 31, 2013									$ (23,887)
Balance (in shares) at Dec. 31, 2013						72,500	41,088
Conversion of note payable to Class C Units, shares								2,732,629
Conversion of note payable to Class C Units		$ 27,326							27,326
Stock Issued During Period, Shares, Conversion of Units			195,507			(72,500)	(41,088)	(2,732,629)
Conversion from Limited Liability Company to Corporation	$ 2,189		$ 2	$ 2,187					(2,189)
Stock Issued During Period, Shares, New Issues			56,667
Public offering of common stock, net of costs to issue	5,844		$ 1	5,843
Issuance of Stock and Warrants for Services or Claims	300			300
Stock-based compensation	4,298			4,298
Net loss | Predecessor [Member]	(1,250)								$ (1,250)
Net loss | Successor [Member]	(6,640)				$ (6,640)
Net loss	(7,890)
Balance (in shares) at Dec. 31, 2014			252,174
Balance at Dec. 31, 2014	5,991		$ 3	12,628	(6,640)
Stock Issued During Period, Shares, New Issues			428,762
Public offering of common stock, net of costs to issue	12,765		$ 4	12,761
Issuance of Stock and Warrants for Services or Claims	330			330
Stock-based compensation	3,015			3,015
Shares issued under employee stock incentive plan, net of shares repurchased to satisfy tax withholding obligations (in shares)			28,088
Shares issued under employee stock incentive plan, net of shares repurchased to satisfy tax withholding obligations	(363)			(363)
Net loss | Successor [Member]	(11,328)
Net loss	(11,328)				(11,328)
Balance (in shares) at Dec. 31, 2015			709,024
Balance at Dec. 31, 2015	10,410		$ 7	$ 28,371	$ (17,968)
Stock-based compensation	$ 1,441
Shares issued under employee stock incentive plan, net of shares repurchased to satisfy tax withholding obligations (in shares)	10,329
Shares issued under employee stock incentive plan, net of shares repurchased to satisfy tax withholding obligations	$ (61)
Net loss	(7,104)
Balance at Sep. 30, 2016	$ 4,686